Goodwill - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)	Dec. 31, 2021 USD ($)
Goodwill [Line Items]
Goodwill, acquired			¥ 612,239
Goodwill	¥ 3,888,346	¥ 3,888,346				$ 610,166
Goodwill, impairment loss	¥ 0	¥ 0
Shanghai Zhong Yuan Network Co., Ltd. ("Shanghai Zhong Yuan")
Goodwill [Line Items]
Goodwill, acquired				¥ 1,800,750
Baidu
Goodwill [Line Items]
Goodwill push down accounting adjustments					¥ 1,475,357